Financial obligations - Additional information (Details)							1 Months Ended	12 Months Ended
	Apr. 29, 2022 USD ($) installment	Jan. 03, 2022 USD ($)	Nov. 02, 2020	Oct. 29, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 02, 2022 USD ($)	Jul. 23, 2021 USD ($)	Dec. 31, 2019 USD ($)	Oct. 29, 2018 USD ($)	Jun. 27, 2016 USD ($)	Feb. 12, 2009 USD ($)
Disclosure of Financial obligations [Line Items]
Bank loans								$ 0	$ 50,000,000	$ 65,793,000			$ 55,000,000
Equity								3,162,941,000	2,538,531,000	2,799,857,000			$ 2,968,200,000
Amount of prepaid								50,000,000	65,793,000	$ 7,197,000
Empresa de Generacin Huanza S.A
Disclosure of Financial obligations [Line Items]
Borrowings								86,625,000	112,784,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount								0	275,000,000			$ 550,000,000			$ 275,000,000
Borrowings								0	281,284,000
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount					$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio					1.3
Banco De Credito Del Peru - New Financial Obligation [Member] | Maximum
Disclosure of Financial obligations [Line Items]
Leverage ratio					1.0
Indebtedness ratio					2.25
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2024 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount					$ 113,325,695
Borrowings, interest rate					3.76%
Borrowings, maturity					October 2024
Term of debt					5 years
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount					$ 48,568,155
Borrowings, interest rate basis					Three-month LIBOR plus 2.39
Borrowings, adjustment to interest rate basis					2.39%
Borrowings, maturity					October 2026
Spread on variable interest rate					2.39%
Term of debt					7 years
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche I
Disclosure of Financial obligations [Line Items]
Notional amount	$ 35,000,000
Borrowings, interest rate	5.05%
Final installment amount	$ 22,531,250
Term of debt	60 months
Amortization of outstanding principal	$ 9,191,364
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche II
Disclosure of Financial obligations [Line Items]
Notional amount	$ 55,000,000
Borrowings, interest rate	5.05%
Final installment amount	$ 35,406,250
Term of debt	60 months
Amortization of outstanding principal	$ 13,904,800
Number of fixed quarterly installments | installment	20
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 103,373,000	$ 103,373,000	$ 0	$ 61,667,000					$ 119,000,000
Borrowings, interest rate basis						LIBOR 30 days plus 2.10				LIBOR 30 days plus 2.10
Final installment amount				$ 44,191,000		$ 68,905,000	$ 68,905,000			$ 44,191,000
Term of debt			18 months
Banco de Credito del Peru [member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio										1.1
Equity																$ 30,000,000
Syndicated Term Loan | January 3, 2022
Disclosure of Financial obligations [Line Items]
Amount of prepaid		$ 100,000,000
Syndicated Term Loan | March 2, 2022
Disclosure of Financial obligations [Line Items]
Borrowings											$ 175,000,000